Significant accounting policies - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions				5 Months Ended		12 Months Ended
	Oct. 26, 2018 INR (₨)	Oct. 26, 2018 USD ($)	May 29, 2018 a	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares		Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Concession period for Port concession rights						30 years from the date of the award	30 years from the date of the award
Capitalization of interest expense						₨ 8,345.0	$ 121.0	₨ 3,484.0		₨ 6,690.0
Impact on profit						₨ 76,229.0	$ 1,102.0	₨ 47,284.0	[1]	₨ 98,545.0
Basic earnings per share | (per share)						₨ 13.43	$ 0.19	₨ 3.80	[1]	₨ 18.57
Diluted earnings per share | (per share)						₨ 13.38	$ 0.19	₨ 3.79	[1]	₨ 18.56
Alloted land for future expansion cancelled due to dispute | a			342.22
Production sharing contract [member] | Rajasthan block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Agreement extension period	10 years	10 years
Exploration costs	₨ 148,432.0	$ 2,146.0
Reduction in depletion charge				₨ 8,790.0	$ 127.0
Production sharing contract [member] | Ravva block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Agreement extension period						10 years	10 years
Increase in GOI share of profit oil						10.00%	10.00%
Production sharing contract [member] | DA-1 [member] | Rajasthan block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Government's share in petroleum profit						40.00%	40.00%
Production sharing contract [member] | DA-2 [member] | Rajasthan block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Government's share in petroleum profit						40.00%	40.00%
Production sharing contract [member] | DA-3 [member] | Rajasthan block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Government's share in petroleum profit						20.00%	20.00%
IAS-23 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of interest expense						₨ 5,454.0	$ 79.0
Increase in depreciation						35.0	0.5
Impact on profit						₨ 3,688.0	53.0
Basic earnings per share						₨ 1.00
Diluted earnings per share						₨ 0.99
Bharat aluminium company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact on profit						₨ 204.0	$ 3.0	₨ (82.0)		₨ (83.0)
Proportion of remaining Government ownership interest in subsidiary						49.00%	49.00%
Hindustan Zinc Limited (HZL) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact on profit						₨ 77,626.0	$ 1,122.0	₨ 92,597.0		₨ 87,579.0
Proportion of remaining Government ownership interest in subsidiary						29.50%	29.50%
Top of range [member] | Raw materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period						12 months	12 months
Top of range [member] | Project materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period						36 months	36 months
Thermal power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets						25 years	25 years
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets						0 - 5 years	0 - 5 years
Mining rights [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets						16-25 years	16-25 years
Technological know-how and brand [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets						Ten years	Ten years
Acquired brand [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets						Ten years	Ten years
Assets Under Operation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining assets				19,235.0		₨ 19,235.0					$ 278.0
Assets Under Expansion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining assets				₨ 10,193.0		₨ 10,193.0					$ 147.0

[1]	Restated (Refer Note 2(b))